Remuneration Of Key Management Personnel - Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Remuneration Of Key Management Personnel [Abstract]
Short-term employee benefits	$ 11,575	$ 7,606	$ 6,318
Post-employment benefits	352	287	150
Equity-settled share-based payment expenses	5,059	0	0
Directors' fees	42	0	0
Key management personnel compensation	$ 17,028	$ 7,893	$ 6,468